ACQUISITIONS	12 Months Ended
Dec. 31, 2018
ACQUISITIONS
ACQUISITIONS

3.    ACQUISITIONS

During the years ended December 31, 2018 and 2017, Granite acquired income-producing properties and development land consisting of the following:

Business Combination - Income-Producing Properties:

2018 Acquisitions			Property
Property	Location	Date acquired	purchase price

3870 Ronald Reagan Parkway	Plainfield, Indiana	March 23, 2018	$50,835
181 Antrim Commons Drive	Greencastle, Pennsylvania	April 4, 2018	44,323

Ohio portfolio (four properties): 10, 100 and 115 Enterprise Parkway and 15 Commerce Parkway	West Jefferson, Ohio	May 23, 2018	299,297
Joseph-Meyer-Straße 3	Erfurt, Germany	July 12, 2018	82,677
120 Velocity Way	Shepherdsville, Kentucky	December 3, 2018	65,866
Total purchase price			$542,998

During the year ended December 31, 2018, the Trust recognized $20.1 million of revenue and $33.2 million of net income related to the aforementioned acquisitions completed in 2018.  Had these acquisitions occurred on January 1, 2018, the Trust would have recognized proforma revenue and net income of approximately $35.4 million and $56.7 million,  respectively, during the year ended December 31, 2018.

2017 Acquisition			Property
Property	Location	Date acquired	purchase price

Mississippi and Ohio portfolio (three properties):
8735 South Crossroads Drive, 535 Gateway Blvd and 601 & 673 Gateway Blvd	Olive Branch, Mississippi and Monroe, Ohio	October 6, 2017	$154,726
Total purchase price			$154,726

During the year ended December 31, 2017, the Trust recognized $2.8 million of revenue and $1.6 million of net income related to the aforementioned acquisition completed in 2017. Had this acquisition occurred on January 1, 2017, the Trust would have recognized proforma revenue and net income of approximately $10.4 million and $7.0 million, respectively, during the year ended December 31, 2017.

The following table summarizes the total consideration paid for the income-producing property acquisitions and the fair value of the total identifiable net assets acquired at the acquisition dates:

	2018 acquisitions	2017 acquisition
Purchase consideration
Cash on hand	$380,206	$117,227
Cash sourced from credit facility	167,689	36,752
Total cash consideration paid	$547,895	$153,979
Recognized amounts of identifiable net assets acquired measured at their respective fair values:
Investment properties	$542,998	$154,726
Working capital	4,897	(747)
Total identifiable net assets	$547,895	$153,979

During the year ended December 31, 2018, the Trust incurred $7.4 million (2017 - $0.5 million) of land transfer tax, legal and advisory costs associated with the aforementioned completed acquisitions, of which $5.4 million (2017 - nil) related to land transfer tax for the German acquisition. The Trust incurred an additional $0.6 million (2017 - $0.2 million) of costs related to pursuing other acquisition opportunities. These costs are included in acquisition transaction costs in the combined statements of net income.

Asset Purchase - Development Land:

On November 1, 2018, Granite purchased approximately 12.9 acres of development land in West Jefferson, Ohio for cash consideration of $1.2 million.

Acquisition Deposits

As at December 31, 2018, Granite had made deposits of $34.3 million relating to property acquisitions. A deposit of $7.0 million was made to acquire the leasehold interest in two income-producing properties located in Mississauga, Ontario for total consideration of $154.0 million. This commitment to purchase the two leasehold interests is subject to customary closing conditions and the consent of the ground lessor. A deposit of $27.3 million (US$20.0 million) was also made in connection with a contractual commitment to acquire a property under development in the state of Texas.  This commitment to purchase the property under development is subject to specific confidentiality provisions and customary closing conditions including certain purchase rights in favour of the tenant and is expected to close concurrently with the lease commencement in the third quarter of 2019 following construction of the building. These contractual commitments are included in the commitments and contingencies note (note 20(b)).